Derivative Instruments and Hedging Activities - Reclassification out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Direct costs	$ 1,484,258	$ 1,333,812	$ 1,302,983
Interest expense, net	(311,744)	(263,618)	(253,891)
Derivative Instruments | Reclassification out of AOCI | Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Revenue	0	0	1,887
Direct costs	0	0	3,000
Derivative Instruments | Reclassification out of AOCI | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest expense, net	$ 12,327	$ 5,618	$ (11,914)